Payden Absolute Return Bond Fund

Schedule of Investments
- July 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (20%
)
1,400,000 AIMCO CLO 2018-BA 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.500%),
5.82%, 4/16/37 (a)(b) $ 1,405
1,450,000 Apidos CLO 2013-12A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.77%, 4/15/31 (a)(b) 1,452
800,000 Apidos CLO XXXII 2019-32A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.500%), 5.83%, 1/20/33 (a)(b) 800
3,343,561 ARES LII CLO Ltd. 2019-52A 144A, (3 mo.
Term Secured Overnight Financing Rate +
0.880%), 5.21%, 4/22/31 (a)(b) 3,338
1,700,000 ARES Loan Funding III Ltd. 2022-ALF3A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.600%), 5.92%, 7/25/36 (a)(b) 1,702
1,500,000 Arini European CLO I DAC 1X, (3 mo.
EURIBOR + 3.950%), 5.98%, 7/15/36 EUR (b)
(c)(d) 1,712
2,000,000 Bluemountain Euro CLO DAC 2021-2X, (3
mo. EURIBOR + 1.750%), 3.78%, 10/15/35
EUR (b)(c)(d) 2,280
1,225,000 BlueMountain Fuji Eur CLO V DAC 5X, (3 mo.
EURIBOR + 1.550%), 3.58%, 1/15/33 EUR (b)
(c)(d) 1,399
1,700,000 Bosphorus CLO VII DAC 7X, (3 mo. EURIBOR
+ 3.700%), 5.74%, 10/17/36 EUR (b)(c)(d) 1,946
2,200,000 Buckhorn Park CLO Ltd. 2019-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.070%), 5.40%, 7/18/34 (a)(b) 2,199
2,000,000 Cairn CLO XIII DAC 2021-13X, (3 mo.
EURIBOR + 1.600%), 3.62%, 10/20/33
EUR (b)(c)(d) 2,282
2,300,000 Carlyle Global Market Strategies CLO Ltd.
2016-1A 144A, (3 mo. Term Secured Overnight
Financing Rate + 1.090%), 5.42%, 4/20/34 (a)
(b) 2,304
1,000,000 CARS-DB4 LP 2020-1A 144A, 4.52%,
2/15/50 (a) 966
970,000 CARS-DB4 LP 2020-1A 144A, 4.95%,
2/15/50 (a) 875
2,000,000 Cifc Funding Ltd. 2023-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.600%),
5.93%, 1/20/37 (a)(b) 2,004
3,200,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
5.68%, 1/25/52 CAD (a)(d) 2,243
700,000 Cumulus Static CLO DAC 2024-1A 144A, (3
mo. EURIBOR + 1.900%), 4.04%, 11/15/33
EUR (a)(b)(d) 802
3,300,000 CVC Cordatus Loan Fund IX DAC 9X, (3 mo.
EURIBOR + 1.700%), 3.80%, 8/20/34 EUR (b)
(c)(d) 3,757
1,150,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 2.36%, 4/15/49 (a) 1,088
2,000,000 Diamond Issuer LLC 2021-1A 144A, 3.79%,
11/20/51 (a) 1,850
1,003,479 Driven Brands Funding LLC 2019-1A 144A,
4.64%, 4/20/49 (a) 999
650,000 Dryden 39 Euro CLO DAC 2015-39A 144A,
(3 mo. EURIBOR + 0.950%), 2.98%, 4/15/35
EUR (a)(b)(d) 739
Principal
or Shares Security Description
Value
(000)
3,700,000 Dryden XXVI Senior Loan Fund 2013-26A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.712%), 6.03%, 4/15/29 (a)(b) $ 3,713
2,409,000 Euro-Galaxy VII CLO DAC 2019-7X, (3 mo.
EURIBOR + 1.650%), 3.59%, 7/25/35 EUR (b)
(c)(d) 2,742
53 Exeter Automobile Receivables Trust 2021-2 ,
0.00%, 2/15/28 (e) 2,602
110 Flagship Credit Auto Trust , 0.00%, 3/15/29 (e) 17
2,130,703 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 2.250%), 6.60%, 2/23/39 (a)(b) 2,121
3,500,000 Galaxy XXII CLO Ltd. 2016-22A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.240%), 5.56%, 4/16/34 (a)(b) 3,508
2,016,000 Golub Capital Partners Static Ltd. 2024-1A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.120%), 5.45%, 7/20/35 (a)(b) 2,016
1,300,000 Henley CLO VII DAC 7A 144A, (3 mo.
EURIBOR + 1.800%), 3.74%, 4/25/34 EUR (a)
(b)(d) 1,482
750,000 Hotwire Funding LLC 2024-1A 144A, 9.19%,
6/20/54 (a) 785
2,475,000 HPS Loan Management Ltd. 2021-16A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.110%), 0.00%, 1/23/35 (a)(b)(e) 2,475
960,818 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 28.35%, 9/25/28 (a) 976
1,500,000 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A, 9.81%, 2/26/29 (a) 1,502
3,100,000 KKR CLO Ltd. 25 144A, (3 mo. Term Secured
Overnight Financing Rate + 0.950%), 5.27%,
7/15/34 (a)(b) 3,089
2,098,295 KREF Ltd. 2022-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.80%, 2/17/39 (a)(b) 2,102
2,700,000 Madison Park Funding LVII Ltd. 2022-57A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.280%), 5.59%, 7/27/34 (a)(b) 2,704
4,300,000 Magnetite XIX Ltd. 2017-19A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.750%), 6.07%, 4/17/34 (a)(b) 4,306
2,578,333 Oak Street Investment Grade Net Lease Fund
2020-1A 144A, 3.39%, 11/20/50 (a) 2,506
4,200,000 OCP CLO Ltd. 2021-23A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.700%),
6.02%, 1/17/37 (a)(b) 4,202
1,700,000 Ocp Euro CLO DAC 2023-7A 144A, (3 mo.
EURIBOR + 1.900%), 4.79%, 4/25/36 EUR (a)
(b)(d) 1,942
2,200,000 Octagon Investment Partners Ltd. 2019-1A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.150%), 5.47%, 10/15/34 (a)(b) 2,200
2,500,000 Palmer Square CLO Ltd. 2022-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.320%), 5.65%, 4/20/35 (a)(b) 2,506
2,500,000 Palmer Square Loan Funding Ltd. 2024-3A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.650%), 5.96%, 8/08/32 (a)(b) 2,504
1,859,733 RCKT Mortgage Trust 2025-CES2 144A,
5.50%, 2/25/55 (a) 1,863
978,283 RCKT Mortgage Trust 2025-CES5 144A,
5.69%, 5/25/55 (a) 985

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,350,000 Regatta XIII Funding Ltd. 2018-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.500%), 5.82%, 7/15/31 (a)(b) $ 1,351
1,000,000 Regatta XVI Funding Ltd. 2019-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.900%), 6.22%, 1/15/33 (a)(b) 1,001
3,400,000 Regatta XXII Funding Ltd. 2022-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.700%), 6.03%, 7/20/35 (a)(b) 3,411
2,100,000 Regatta XXII Funding Ltd. 2022-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
2.000%), 6.33%, 7/20/35 (a)(b) 2,101
590,584 Santander Bank Auto Credit-Linked Notes 2022-
B 144A, 11.91%, 8/16/32 (a) 593
14,659 Santander Bank Auto Credit-Linked Notes 2022-
C 144A, 11.37%, 12/15/32 (a) 15
2,700,000 Santander Bank Auto Credit-Linked Notes 2022-
C 144A, 14.59%, 12/15/32 (a) 2,791
100 Santander Consumer Auto Receivables Trust
2021-B , 0.00%, 3/15/29 (e) 2,773
100 Santander Consumer Auto Receivables Trust
2021-C , 0.00%, 6/15/28 (e) 1,112
481,765 Santander Drive Auto Receivables Trust 2023-S1
144A, 8.14%, 4/18/28 (a) 484
1,388,790 Santander Drive Auto Receivables Trust 2023-S1
144A, 10.40%, 4/18/28 (a) 1,392
1,145,545 Santander Drive Auto Receivables Trust 2024-S1
144A, 6.53%, 3/16/29 (a) 1,147
126 Santander Drive Auto Receivables Trust 2023-
S1 , 0.00%,  (e) 3,134
61 Santander Drive Auto Receivables Trust 2024-
S2 , 5.80%, 12/16/28 (e) 1,126
2,200,000 Sona Fios CLO I DAC 1A 144A, (3 mo.
EURIBOR + 1.500%), 3.53%, 7/15/36 EUR (a)
(b)(d) 2,511
2,100,000 Sound Point Euro CLO I Funding DAC 1X, (3
mo. EURIBOR + 0.820%), 2.76%, 5/25/34
EUR (b)(c)(d) 2,392
483,333 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (a) 483
85 United Auto Credit Securitization Trust 2022-2 ,
0.00%, 4/10/29 (e) —
2,300,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A,
5.27%, 2/15/52 (a) 2,173
1,000,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
6.64%, 5/15/54 (a) 1,020
2,025,000 Westlake Automobile Receivables Trust 2023-
4A 144A, 7.19%, 7/16/29 (a) 2,107
Total Asset Backed (Cost - $133,517)
126,107
Bank Loan(f) (5%
)
1,293,118 Alpha Generation LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.750%), 6.36%, 9/30/31  1,293
420,000 American Airlines Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.250%), 7.58%, 5/28/32  423
1,396,465 Consolidated Energy Finance SA Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 3.500%), 8.83%, 11/15/30  1,328
694,751 CPPIB OVM Member U.S. LLC Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 2.750%), 7.05%, 8/20/31  698
Principal
or Shares Security Description
Value
(000)
706,450 Dragon Buyer Inc. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.250%),
7.30%, 9/30/31  $ 708
4,086,059 EMRLD Borrower LP Term Loan B2 1L, (1
mo. Term Secured Overnight Financing Rate +
1.500%), 6.86%, 8/04/31  4,094
1,827,628 Evergreen AcqCo 1 LP Term Loan 1L, (3 mo.
Term Secured Overnight Financing Rate +
5.750%), 8.05%, 4/26/28  1,834
1,397,100 Hanesbrands Inc. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.750%),
7.11%, 3/07/32  1,404
939,770 Iron Mountain Information Management LLC
Term Loan B 1L, (1 mo. Term Secured Overnight
Financing Rate + 1.250%), 6.36%, 1/31/31  941
673,313 Leia Finco U.S. LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.250%), 7.57%, 10/09/31  675
818,813 Lightning Power LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.250%), 6.55%, 8/18/31  820
2,294,041 Madison Iaq LLC Term Loan B 1L, (6 mo. Term
Secured Overnight Financing Rate + 3.250%),
6.70%, 6/21/28  2,298
300,000 Madison Iaq LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.250%),
7.51%, 5/06/32  302
2,571,466 McGraw-Hill Education Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 7.61%, 8/06/31  2,581
1,451,680 MIC Glen LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
7.61%, 7/21/28  1,458
669,938 Modena Buyer LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.500%), 8.81%, 7/01/31  658
1,246,859 Omnia Partners LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.500%), 6.81%, 7/25/30  1,251
2,620,188 Quikrete Holdings Inc. Term Loan B3 1L, (1
mo. Term Secured Overnight Financing Rate +
1.250%), 6.61%, 2/10/32  2,621
1,300,000 QXO Building Products Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.000%), 7.30%, 4/30/32  1,313
847,875 Terex Corp. Term Loan 1L, (3 mo. Term Secured
Overnight Financing Rate + 0.750%), 6.31%,
10/08/31  851
1,094,472 Transdigm Inc. Term Loan J 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.250%),
6.80%, 2/28/31  1,099
1,059,247 United Natural Foods Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.750%), 4.36%, 4/25/31  1,069
Total Bank Loan (Cost - $29,655)
29,719
Corporate Bond (24%
)
1,700,000 AECOM 144A, 6.00%, 8/01/33 (a) 1,715
2,300,000 Ally Financial Inc. , (U.S. Secured Overnight
Financing Rate + 1.780%), 5.55%, 7/31/33 (b) 2,305
1,100,000 Almaviva-The Italian Innovation Co. SpA ,
5.00%, 10/30/30 EUR (c)(d) 1,276
1,950,000 Alphabet Inc. , 2.50%, 5/06/29 EUR (d) 2,230

Principal
or Shares Security Description
Value
(000)
925,000 Altice France Holding SA 144A, 10.50%,
5/15/27 (a)(g) $ 340
455,000 American Express Co. , (Secured Overnight
Financing Rate + 1.280%), 5.28%, 7/27/29 (b) 466
1,025,000 American Homes 4 Rent LP , 4.95%, 6/15/30  1,032
1,500,000 Americold Realty Operating Partnership LP ,
5.60%, 5/15/32  1,502
975,000 Ameriprise Financial Inc. , 5.20%, 4/15/35 (h) 978
975,000 Amrize Finance U.S. LLC 144A, 4.95%,
4/07/30 (a) 985
1,075,000 Autostrade per l'Italia SpA , 4.25%, 6/28/32
EUR (c)(d) 1,280
925,000 B&M European Value Retail SA , 6.50%,
11/27/31 GBP (c)(d) 1,239
525,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.000%), 5.16%, 1/24/31 (b) 537
750,000 BE Semiconductor Industries NV 144A, 4.50%,
7/15/31 EUR (a)(d) 896
725,000 Beach Acquisition Bidco LLC 144A, 5.25%,
7/15/32 EUR (a)(d) 843
175,000 Blue Owl Capital Corp. , 3.40%, 7/15/26  173
700,000 Boeing Co. , 5.04%, 5/01/27  704
650,000 Boeing Co. , 6.39%, 5/01/31  700
1,595,000 Bombardier Inc. 144A, 7.00%, 6/01/32 (a) 1,652
950,000 Boots Group Finco LP 144A, 5.38%, 8/31/32
EUR (a)(d) 1,111
625,000 Broadcom Inc. 144A, 4.00%, 4/15/29 (a) 616
475,000 Broadcom Inc. , 5.05%, 7/12/29  485
1,850,000 Broadcom Inc. , 5.20%, 7/15/35  1,859
550,000 Bubbles Bidco SpA 144A, 6.50%, 9/30/31
EUR (a)(d) 648
1,425,000 C&W Senior Finance Ltd. 144A, 9.00%,
1/15/33 (a) 1,471
1,425,000 CITGO Petroleum Corp. 144A, 6.38%,
6/15/26 (a) 1,424
600,000 Citigroup Inc. , (3 mo. Term Secured Overnight
Financing Rate + 1.652%), 3.67%, 7/24/28 (b) 590
1,075,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.351%), 3.06%, 1/25/33 (b) 963
1,750,000 Citigroup Inc. , (3 mo. EURIBOR + 1.611%),
4.30%, 7/23/36 EUR (b)(d) 2,025
775,000 CRH America Finance Inc. , 5.40%, 5/21/34  790
1,325,000 Delta Air Lines Inc./SkyMiles IP Ltd. 144A,
4.75%, 10/20/28 (a) 1,326
1,500,000 Deutsche Bank AG , (3 mo. EURIBOR +
1.500%), 4.13%, 4/04/30 EUR (b)(c)(d) 1,773
1,425,000 DNB Bank ASA , (1 yr. UK Government Bonds
Note Generic Bid Yield + 2.150%), 4.00%,
8/17/27 GBP (b)(c)(d) 1,871
450,000 Duke Energy Carolinas LLC , 4.85%, 3/15/30  458
1,500,000 Duke Energy Progress LLC , 5.05%, 3/15/35  1,503
1,050,000 Edge Finco PLC 144A, 8.13%, 8/15/31 GBP (a)
(d) 1,474
300,000 Energy Transfer LP , 5.20%, 4/01/30 (h) 306
1,025,000 Entegris Inc. 144A, 4.75%, 4/15/29 (a) 1,005
725,000 EOG Resources Inc. , 5.35%, 1/15/36  731
625,000 Equitable America Global Funding 144A,
4.65%, 6/09/28 (a) 627
1,725,000 Eurobank SA , (ICE 1Year Euribor Swap Fix +
1.250%), 3.25%, 3/12/30 EUR (b)(c)(d) 1,979
200,000 Extra Space Storage LP , 5.70%, 4/01/28  206
1,350,000 Extra Space Storage LP , 5.40%, 6/15/35  1,354
1,000,000 Fiesta Purchaser Inc. 144A, 7.88%, 3/01/31 (a) 1,058
495,000 Fiesta Purchaser Inc. 144A, 9.63%, 9/15/32 (a) 524
Principal
or Shares Security Description
Value
(000)
1,950,000 Fiserv Funding ULC , 2.88%, 6/15/28 EUR (d) $ 2,240
1,050,000 Flutter Treasury DAC 144A, 6.13%, 6/04/31
GBP (a)(d) 1,395
1,400,000 Fressnapf Holding SE , 5.25%, 10/31/31 EUR (c)
(d) 1,637
1,000,000 Frontier Communications Holdings LLC 144A,
5.00%, 5/01/28 (a) 1,000
2,325,000 General Motors Financial Co. Inc. , 4.90%,
10/06/29  2,322
875,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.135%), 4.69%,
10/23/30 (b) 875
725,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.580%), 5.22%,
4/23/31 (b) 741
1,975,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.410%), 3.10%,
2/24/33 (b) 1,776
600,000 HCA Inc. , 5.88%, 2/01/29  621
1,250,000 Hewlett Packard Enterprise Co. , 5.00%,
10/15/34  1,213
325,000 Hyatt Hotels Corp. , 5.05%, 3/30/28  328
775,000 Hyundai Capital America 144A, 4.30%,
9/24/27 (a) 770
1,200,000 JAB Holdings BV , 5.00%, 6/12/33 EUR (c)(d) 1,470
975,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.860%), 4.51%, 10/22/28 (b) 976
800,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.435%), 5.10%, 4/22/31 (b) 818
975,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.340%), 4.95%, 10/22/35 (b) 965
1,400,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution Inc. 144A, 9.00%,
2/15/29 (a) 1,463
1,300,000 Klepierre SA , 3.88%, 9/23/33 EUR (c)(d) 1,528
2,400,000 M&T Bank Corp. , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.430%),
5.40%, 7/30/35 (b) 2,404
1,625,000 Magnolia Oil & Gas Operating LLC/Magnolia
Oil & Gas Finance Corp. 144A, 6.88%,
12/01/32 (a) 1,644
2,000,000 Mexico City Airport Trust , 4.25%, 10/31/26 (c) 1,960
825,000 Minerva Luxembourg SA , 8.88%, 9/13/33 (c) 899
1,575,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.380%), 4.99%, 4/12/29 (b) 1,595
1,125,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.108%), 5.23%, 1/15/31 (b) 1,153
1,525,000 Morgan Stanley Private Bank N.A. , (U.S. Secured
Overnight Financing Rate + 0.770%), 4.47%,
7/06/28 (b) 1,524
1,400,000 Morgan Stanley Private Bank N.A. , (U.S. Secured
Overnight Financing Rate + 1.080%), 4.73%,
7/18/31 (b) 1,407
1,700,000 Novo Banco SA , (3 mo. EURIBOR + 1.050%),
3.38%, 1/22/31 EUR (b)(c)(d) 1,966
575,000 OCP SA 144A, 6.70%, 3/01/36 (a) 583
1,400,000 Opal Bidco SAS 144A, 5.50%, 3/31/32 EUR (a)
(d) 1,647
2,425,000 Open Text Corp. 144A, 6.90%, 12/01/27 (a) 2,506
2,475,000 Orbia Advance Corp. SAB de CV 144A, 6.80%,
5/13/30 (a) 2,527
750,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV 144A, 5.13%, 4/30/31 (a) 649

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
700,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV 144A, 7.88%, 5/15/34 (a) $ 628
490,000 PBF Holding Co. LLC/PBF Finance Corp. 144A,
9.88%, 3/15/30 (a)(h) 486
375,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 5.88%, 11/15/27 (a) 385
550,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 5.25%, 7/01/29 (a) 561
1,275,000 Permanent TSB Group Holdings PLC , (ICE
1Year Euribor Swap Fix + 3.500%), 6.63%,
6/30/29 EUR (b)(c)(d) 1,606
1,400,000 Petroleos Mexicanos , 3.63%, 11/24/25 EUR (c)
(d) 1,597
800,000 Petroleos Mexicanos , 3.75%, 4/16/26 EUR (c)(d) 909
300,000 Petroleos Mexicanos , 2.75%, 4/21/27 EUR (c)(d) 333
750,000 Petroleos Mexicanos , 4.88%, 2/21/28 EUR (c)(d) 850
2,250,000 Petroleos Mexicanos , 6.70%, 2/16/32  2,146
1,000,000 Prime Healthcare Services Inc. 144A, 9.38%,
9/01/29 (a) 995
550,000 RELX Capital Inc. , 4.75%, 3/27/30  557
1,700,000 Rentokil Initial PLC , 0.50%, 10/14/28 EUR (c)
(d) 1,814
1,250,000 Rogers Communications Inc. , 5.30%, 2/15/34  1,252
500,000 Royal Bank of Canada , (U.S. Secured Overnight
Financing Rate + 1.030%), 5.15%, 2/04/31 (b) 510
350,000 Ryder System Inc. , 5.00%, 3/15/30  355
1,800,000 Sagax AB , 4.38%, 5/29/30 EUR (c)(d) 2,141
925,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.940%), 5.35%,
9/06/30 (b) 942
4,000,000 SBA Tower Trust 144A, 1.63%, 11/15/26 (a) 3,851
2,200,000 SBA Tower Trust 144A, 6.60%, 1/15/28 (a) 2,256
1,900,000 Stagwell Global LLC 144A, 5.63%, 8/15/29 (a) 1,830
1,550,000 Standard Building Solutions Inc. 144A, 6.50%,
8/15/32 (a) 1,584
1,225,000 Standard Building Solutions Inc. 144A, 6.25%,
8/01/33 (a) 1,238
1,275,000 Star Parent Inc. 144A, 9.00%, 10/01/30 (a) 1,342
1,175,000 Sunoco LP 144A, 6.25%, 7/01/33 (a) 1,191
1,100,000 Surgery Center Holdings Inc. 144A, 7.25%,
4/15/32 (a) 1,132
600,000 Synchrony Bank , 5.40%, 8/22/25  600
610,000 Synopsys Inc. , 4.85%, 4/01/30  617
995,000 Synopsys Inc. , 5.00%, 4/01/32  1,006
1,200,000 Synopsys Inc. , 5.15%, 4/01/35  1,205
1,100,000 TDF Infrastructure SASU , 4.13%, 10/23/31
EUR (c)(d) 1,273
1,650,000 Tesco Corporate Treasury Services PLC , 3.38%,
5/06/32 EUR (c)(d) 1,888
900,000 Truist Financial Corp. , (U.S. Secured Overnight
Financing Rate + 1.571%), 5.15%, 8/05/32 (b) 916
550,000 Uber Technologies Inc. , 4.30%, 1/15/30  546
1,775,000 UniCredit SpA , (3 mo. EURIBOR + 1.600%),
4.45%, 2/16/29 EUR (b)(c)(d) 2,112
1,225,000 Universal Music Group NV , 4.00%, 6/13/31
EUR (c)(d) 1,456
1,100,000 Veritiv Operating Co. 144A, 10.50%,
11/30/30 (a) 1,194
725,000 Vermilion Energy Inc. 144A, 7.25%, 2/15/33 (a) 686
1,200,000 Viking Baked Goods Acquisition Corp. 144A,
8.63%, 11/01/31 (a) 1,180
875,000 Viper Energy Partners LLC , 5.70%, 8/01/35  870
1,925,000 VISA, Inc. , 2.25%, 5/15/28 EUR (d) 2,185
695,000 VMware LLC , 1.80%, 8/15/28  642
Principal
or Shares Security Description
Value
(000)
3,200,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.500%), 5.15%, 4/23/31 (b) $ 3,266
1,850,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 2.020%), 5.39%, 4/24/34 (b) 1,893
1,050,000 Windfall Mining Group Inc./Groupe Minier
Windfall Inc. 144A, 5.85%, 5/13/32 (a) 1,075
1,075,000 WMG Acquisition Corp. 144A, 3.75%,
12/01/29 (a) 1,010
Total Corporate Bond (Cost - $148,936)
151,743
Foreign Government (8%
)
775,000 Albania Government International Bond 144A,
4.75%, 2/14/35 EUR (a)(d) 892
1,250,000 Argentine Republic Government International
Bond , 4.13%, 7/09/35  828
44,000,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/31 BRL (d) 6,794
1,310,000 Dominican Republic International Bond , 5.95%,
1/25/27 (c) 1,325
3,875,000 Eagle Funding Luxco Sarl 144A, 5.50%,
8/17/30 (a) 3,897
700,000 Egypt Government International Bond , 5.63%,
4/16/30 EUR (c)(d) 743
4,125,000 Ghana Government International Bond , 5.00%,
7/03/29 (c) 3,935
1,390,000 Guatemala Government Bond , 4.38%,
6/05/27 (c) 1,372
1,575,000 Guatemala Government Bond 144A, 6.25%,
8/15/36 (a) 1,587
1,675,000 Guatemala Government Bond , 6.55%,
2/06/37 (c) 1,713
2,225,000 Hungary Government International Bond Series
10Y, 4.50%, 6/16/34 EUR (c)(d) 2,579
917,000 Ivory Coast Government International Bond ,
6.38%, 3/03/28 (c) 925
300,000 Ivory Coast Government International Bond
144A, 8.08%, 4/01/36 (a) 297
200,000 Ivory Coast Government International Bond ,
8.25%, 1/30/37 (c) 198
135,000,000 Mexican Bonos Series M, 7.75%, 11/23/34
MXN (d) 6,488
825,000 Morocco Government International Bond 144A,
4.75%, 4/02/35 EUR (a)(d) 950
1,000,000 Nigeria Government International Bond ,
10.38%, 12/09/34 (c) 1,077
1,481,000 Paraguay Government International Bond ,
6.00%, 2/09/36 (c) 1,521
124,000,000 Republic of South Africa Government Bond
Series 2035, 8.88%, 2/28/35 ZAR (d) 6,501
2,800,000 Republic of South Africa Government
International Bond Series 10Y, 5.88%, 4/20/32  2,730
400,000 Republic of Uzbekistan International Bond ,
5.38%, 2/20/29 (c) 395
900,000 Republic of Uzbekistan International Bond ,
3.70%, 11/25/30 (c) 809
1,800,000 Republic of Uzbekistan International Bond ,
6.95%, 5/25/32 (c) 1,875
850,000 Romanian Government International Bond
144A, 5.75%, 9/16/30 (a) 855
1,050,000 Romanian Government International Bond
144A, 5.88%, 7/11/32 EUR (a)(d) 1,238
1,200,000 Sri Lanka Government International Bond ,
3.60%, 2/15/38 (c) 1,010

Principal
or Shares Security Description
Value
(000)
1,714,621 Zambia Government International Bond , 5.75%,
6/30/33 (c) $ 1,603
Total Foreign Government (Cost - $53,680)
54,137
Mortgage Backed (35%
)
1,425,000 1301 Trust 2025-1301, 5.23%, 8/01/30 (i) 1,425
1,150,000 1301 Trust 2025-1301, 6.43%, 8/11/30 (i) 1,150
1,650,000 Arbor Realty Commercial Real Estate Notes Ltd.
2021-FL4 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.814%), 6.16%, 11/15/36 (a)
(b) 1,654
2,688,791 Bravo Residential Funding Trust 2025-NQM1
144A, 5.60%, 12/25/64 (a) 2,696
1,187,686 Bravo Residential Funding Trust 2025-NQM3
144A, 5.57%, 3/25/65 (a) 1,197
1,845,651 BRAVO Residential Funding Trust 2024-NQM7
144A, 6.06%, 10/27/64 (a) 1,854
1,648,919 BRAVO Residential Funding Trust 2025-NQM2
144A, 5.68%, 11/25/64 (a) 1,655
2,424,388 BRAVO Residential Funding Trust 2025-NQM6
144A, 5.33%, 6/25/65 (a) 2,421
3,150,000 BRAVO Residential Funding Trust 2025-NQM7
144A, 5.46%, 7/25/65 (a) 3,145
2,722,407 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.764%), 6.11%, 9/15/36 (a)(b) 2,716
2,906,484 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.964%), 7.31%, 9/15/36 (a)(b) 2,866
789,064 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.464%), 6.81%, 6/15/38 (a)(b) 789
1,568,127 BX Commercial Mortgage Trust 2024-AIRC
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.691%), 6.03%, 8/15/39 (a)(b) 1,576
1,250,000 BX Commercial Mortgage Trust 2025-BCAT
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.380%), 5.73%, 8/15/42 (a)(b) 1,250
1,425,000 BX Commercial Mortgage Trust 2025-BCAT
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.650%), 7.00%, 8/15/42 (a)(b) 1,425
3,950,000 BX Mortgage Trust 2025-BIO3 144A, 6.14%,
2/10/42 (a) 4,039
1,625,000 BX Trust 2024-VLT4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.941%),
6.28%, 7/15/29 (a)(b) 1,629
2,200,000 BX Trust 2025-VLT6 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.893%),
6.23%, 3/15/42 (a)(b) 2,203
1,700,000 BX Trust 2025-VLT6 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.192%),
6.53%, 3/15/42 (a)(b) 1,702
1,500,000 BX Trust 2025-VLT7 144A, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
7.55%, 7/15/44 (a)(b) 1,510
3,200,000 BXMT Ltd. 2025-FL5 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.639%),
5.99%, 10/18/42 (a)(b) 3,188
14,889,716 Cantor Commercial Real Estate Lending 2019-
CF1, 1.11%, 5/15/52 (i) 436
2,490,970 Colt Mortgage Loan Trust 2024-7 144A, 5.54%,
12/26/69 (a) 2,492
2,227,000 COLT Mortgage Loan Trust 2024-6 144A,
6.00%, 11/25/69 (a)(i) 2,222
Principal
or Shares Security Description
Value
(000)
1,375,000 COLT Mortgage Loan Trust 2025-8 144A,
5.48%, 8/25/70 (a) $ 1,374
2,100,000 COLT Mortgage Loan Trust 2025-8 144A,
5.89%, 8/25/70 (a) 2,099
2,400,000 COMM Mortgage Trust 2025-SBX 144A,
5.73%, 8/10/41 (a)(i) 2,405
131,785 Connecticut Avenue Securities Trust 2019-
HRP1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.264%), 6.61%,
11/25/39 (a)(b) 132
1,900,000 Connecticut Avenue Securities Trust 2020-
SBT1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.764%), 8.11%,
2/25/40 (a)(b) 1,973
1,561,924 Connecticut Avenue Securities Trust 2021-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.550%), 5.90%,
10/25/41 (a)(b) 1,567
5,375,000 Connecticut Avenue Securities Trust 2021-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.100%), 7.45%,
10/25/41 (a)(b) 5,497
3,400,000 Connecticut Avenue Securities Trust 2021-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.300%), 7.65%,
11/25/41 (a)(b) 3,484
650,000 Connecticut Avenue Securities Trust 2021-R02
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 6.200%), 10.55%,
11/25/41 (a)(b) 681
1,100,000 Connecticut Avenue Securities Trust 2021-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.750%), 7.10%,
12/25/41 (a)(b) 1,122
1,475,000 Connecticut Avenue Securities Trust 2022-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.150%), 7.50%,
12/25/41 (a)(b) 1,514
5,963,000 Connecticut Avenue Securities Trust 2022-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.500%), 8.85%,
1/25/42 (a)(b) 6,223
800,000 Connecticut Avenue Securities Trust 2022-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.500%), 7.85%,
3/25/42 (a)(b) 829
4,100,000 Connecticut Avenue Securities Trust 2022-
R04 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 5.250%), 9.60%,
3/25/42 (a)(b) 4,365
969,430 Connecticut Avenue Securities Trust 2022-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.750%), 7.10%,
5/25/42 (a)(b) 990
799,992 Connecticut Avenue Securities Trust 2022-
R07 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.950%), 7.30%,
6/25/42 (a)(b) 820
5,594,838 Connecticut Avenue Securities Trust 2023-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500%), 6.85%,
4/25/43 (a)(b) 5,673

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,311,516 Connecticut Avenue Securities Trust 2023-
R04 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.300%), 6.65%,
5/25/43 (a)(b) $ 1,338
598,252 Connecticut Avenue Securities Trust 2023-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.700%), 6.05%,
7/25/43 (a)(b) 602
1,100,000 Connecticut Avenue Securities Trust 2023-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.700%), 7.05%,
7/25/43 (a)(b) 1,138
2,219,119 Connecticut Avenue Securities Trust 2023-
R07 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.950%), 6.30%,
9/25/43 (a)(b) 2,235
1,600,000 Connecticut Avenue Securities Trust 2023-
R08 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500%), 6.85%,
10/25/43 (a)(b) 1,648
581,635 Connecticut Avenue Securities Trust 2024-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.100%), 5.45%,
2/25/44 (a)(b) 582
2,155,375 Connecticut Avenue Securities Trust 2025-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 5.35%,
2/25/45 (a)(b) 2,157
2,566,455 Connecticut Avenue Securities Trust 2025-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.150%), 5.50%,
2/25/45 (a)(b) 2,569
2,500,000 Connecticut Avenue Securities Trust 2025-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.600%), 5.95%,
2/25/45 (a)(b) 2,514
2,260,670 Connecticut Avenue Securities Trust 2025-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.600%), 5.95%,
3/25/45 (a)(b) 2,275
2,450,000 Connecticut Avenue Securities Trust 2025-
R04 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.500%), 5.85%,
5/25/45 (a)(b) 2,460
3,720,785 Cross Mortgage Trust 2024-H8 144A, 5.55%,
12/25/69 (a)(i) 3,727
2,354,867 Cross Mortgage Trust 2025-H1 144A, 5.74%,
2/25/70 (a)(i) 2,363
1,475,000 Durst Commercial Mortgage Trust 2025-151
144A, 0.00%, 8/01/42 (e) 1,475
1,725,000 Durst Commercial Mortgage Trust 2025-151
144A, 7.02%, 8/10/42 (a)(i) 1,725
1,243,705 Extended Stay America Trust 2021-ESH 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.964%), 7.31%, 7/15/38 (a)(b) 1,251
2,787,615 Extended Stay America Trust 2021-ESH 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 3.814%), 8.16%, 7/15/38 (a)(b) 2,794
1,763,019 Freddie Mac STACR Debt Notes 2015-DNA3,
(U.S. Secured Overnight Financing Rate Index
30day Average + 9.464%), 13.81%, 4/25/28 (b) 1,791
Principal
or Shares Security Description
Value
(000)
3,900,000 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.350%), 7.70%,
9/25/41 (a)(b) $ 3,986
600,000 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 6.250%), 10.60%,
9/25/41 (a)(b) 626
718,109 Freddie Mac STACR REMIC Trust 2021-DNA6
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.500%), 5.85%,
10/25/41 (a)(b) 722
5,600,000 Freddie Mac STACR REMIC Trust 2021-DNA6
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.400%), 7.75%,
10/25/41 (a)(b) 5,751
583,155 Freddie Mac STACR REMIC Trust 2021-DNA7
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850%), 5.20%,
11/25/41 (a)(b) 583
4,850,000 Freddie Mac STACR REMIC Trust 2021-DNA7
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.650%), 8.00%,
11/25/41 (a)(b) 5,001
600,000 Freddie Mac STACR REMIC Trust 2021-DNA7
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 7.800%), 12.15%,
11/25/41 (a)(b) 642
1,697,435 Freddie Mac STACR REMIC Trust 2021-HQA4
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.950%), 5.30%,
12/25/41 (a)(b) 1,697
1,500,000 Freddie Mac STACR REMIC Trust 2021-HQA4
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.750%), 8.10%,
12/25/41 (a)(b) 1,546
2,775,000 Freddie Mac STACR REMIC Trust 2022-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.350%), 8.70%,
4/25/42 (a)(b) 2,922
2,850,000 Freddie Mac STACR REMIC Trust 2022-DNA4
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 5.250%), 9.60%,
5/25/42 (a)(b) 3,047
1,340,000 Freddie Mac STACR REMIC Trust 2022-DNA5
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 6.750%), 11.10%,
6/25/42 (a)(b) 1,475
1,300,000 Freddie Mac STACR REMIC Trust 2022-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 5.350%), 9.70%,
8/25/42 (a)(b) 1,400
1,109,298 Freddie Mac STACR REMIC Trust 2023-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100%), 6.45%,
3/25/43 (a)(b) 1,127
1,843,700 Freddie Mac STACR REMIC Trust 2023-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100%), 6.45%,
4/25/43 (a)(b) 1,876

Principal
or Shares Security Description
Value
(000)
1,400,000 Freddie Mac STACR REMIC Trust 2023-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 5.500%), 9.85%,
5/25/43 (a)(b) $ 1,550
4,589,105 Freddie Mac STACR REMIC Trust 2023-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.850%), 6.20%,
11/25/43 (a)(b) 4,645
746,615 Freddie Mac STACR REMIC Trust 2023-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.850%), 6.20%,
11/25/43 (a)(b) 753
1,180,951 Freddie Mac STACR REMIC Trust 2024-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.250%), 5.60%,
3/25/44 (a)(b) 1,184
3,000,000 Freddie Mac STACR REMIC Trust 2024-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000%), 6.35%,
3/25/44 (a)(b) 3,042
2,248,630 Freddie Mac STACR REMIC Trust 2024-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.200%), 5.55%,
5/25/44 (a)(b) 2,255
2,316,250 Freddie Mac STACR REMIC Trust 2024-HQA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.250%), 5.60%,
8/25/44 (a)(b) 2,328
485,393 Freddie Mac STACR REMIC Trust 2022-DNA7
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500%), 6.85%,
3/25/52 (a)(b) 491
1,249,234 Frost CMBS DAC 2021-1A 144A, (Sterling
Overnight Index Average + 2.900%), 7.14%,
11/20/33 GBP (a)(b)(d) 1,643
2,837,531 HIH Trust 2024-61P 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.842%),
6.18%, 10/15/41 (a)(b) 2,844
23,442 JP Morgan Mortgage Trust 2017-5 144A,
4.98%, 10/26/48 (a)(b)(i) 24
3,786,449 LCCM 2017-LC26 144A, 1.50%, 7/12/50 (a)(i) 75
1,800,000 Life Mortgage Trust 2022-BMR2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.295%), 5.64%, 5/15/39 (a)(b) 1,754
2,990,000 LoanCore 2025 Issuer LLC 2025-CRE8 144A, (1
mo. Term Secured Overnight Financing Rate +
1.385%), 5.73%, 8/17/42 (a)(b) 2,992
1,950,481 OBX Trust 2025-NQM7 144A, 5.56%,
5/25/55 (a) 1,956
1,487,045 OBX Trust 2024-NQM8 144A, 6.23%,
5/25/64 (a) 1,502
1,094,164 OBX Trust 2024-NQM13 144A, 5.42%,
6/25/64 (a) 1,086
1,811,307 OBX Trust 2024-NQM12 144A, 5.48%,
7/25/64 (a) 1,807
1,352,714 OBX Trust 2024-NQM14 144A, 4.94%,
9/25/64 (a) 1,343
2,019,938 OBX Trust 2024-NQM15 144A, 5.32%,
10/25/64 (a) 2,011
3,588,421 OBX Trust 2024-NQM18 144A, 5.41%,
10/25/64 (a)(i) 3,578
1,300,000 OBX Trust 2024-NQM18 144A, 6.17%,
10/25/64 (a)(i) 1,302
Principal
or Shares Security Description
Value
(000)
7,369,748 OBX Trust 2025-NQM2 144A, 5.60%,
11/25/64 (a) $ 7,371
2,279,047 OBX Trust 2025-NQM3 144A, 5.65%,
12/01/64 (a) 2,286
1,994,166 OBX Trust 2025-NQM3 144A, 5.95%,
12/01/64 (a) 1,997
2,249,960 OBX Trust 2025-NQM6 144A, 5.96%,
3/25/65 (a) 2,254
2,250,000 SWCH Commercial Mortgage Trust 2025-DATA
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.443%), 5.78%, 2/15/42 (a)(b) 2,242
2,341,705 THPT Mortgage Trust 2023-THL 144A, 6.99%,
12/10/34 (a)(i) 2,377
839,529 TTAN 2021-MHC 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.514%), 6.86%,
3/15/38 (a)(b) 842
3,358,436 Verus Securitization Trust 2024-R1 144A,
5.22%, 9/25/69 (a)(i) 3,341
1,500,000 Verus Securitization Trust 2024-8 144A, 5.99%,
10/25/69 (a)(i) 1,499
3,246,211 Verus Securitization Trust 2024-9 144A, 5.44%,
11/25/69 (a)(i) 3,243
1,075,000 Verus Securitization Trust 2024-9 144A, 6.20%,
11/25/69 (a)(i) 1,077
1,711,057 Verus Securitization Trust 2025-2 144A, 5.31%,
3/25/70 (a) 1,704
1,200,000 Wells Fargo Commercial Mortgage Trust 2024-
MGP 144A, (1 mo. Term Secured Overnight
Financing Rate + 2.939%), 7.28%, 8/15/41 (a)
(b) 1,203
4,822,371 Wells Fargo Commercial Mortgage Trust 2018-
C46, 0.90%, 8/15/51 (i) 88
Total Mortgage Backed (Cost - $227,966)
226,722
U.S. Treasury (6%
)
17,000,000 U.S. Treasury Bill , 4.17%, 8/28/25 (e) 16,945
24,800,000 U.S. Treasury Note , 3.88%, 3/31/27  24,754
Total U.S. Treasury (Cost - $41,722)
41,699
Investment Company (4%
)
6,463,925 Payden Cash Reserves Money Market Fund* 6,464
2,042,302 Payden Emerging Markets Local Bond Fund, SI
Class* 19,279
Total Investment Company (Cost - $25,578)
25,743
Purchase Options  (0%
)
Total Purchase Options (Cost - $870) 365
Total Investments (Cost - $661,924) (102%)
656,235
Liabilities in excess of Other Assets (-2%)
(13,633)
Net Assets (100%) $ 642,602
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025.
(c) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d) Principal in foreign currency.
(e) Yield to maturity at time of purchase.
(f) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025. The stated maturity is subject to prepayments.

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
(g) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h) All or a portion of these securities are on loan. At July 31, 2025, the total market value of the Fund’s securities on loan is $589 and the total market value of the collateral held by the Fund is $622. Amounts in 000s.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Purchase Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.1%
S&P 500 Emini 65 $ 46 $ 5850 08/29/2025 $ 46 Put
S&P 500 Emini 44 123 6050 09/30/2025 123 Put
S&P 500 Emini 45 196 6250 09/30/2025 196 Put
Total Purchase Options
$365
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
AUD 7,403
USD  4,754 BNP PARIBAS 08/27/2025 $ 6
USD 7,039
COP  28,646,050 Barclays Bank PLC 08/27/2025 212
USD 4,678
JPY  683,900 BNP PARIBAS 08/27/2025 129
USD 6,814
ZAR  120,684 BNP PARIBAS 08/27/2025 202
USD 3,235
EUR  2,800 HSBC Bank USA, N.A. 08/27/2025 34
USD 9,616
GBP  7,117 HSBC Bank USA, N.A. 08/27/2025 214
USD 6,568
MXN  123,991 HSBC Bank USA, N.A. 08/27/2025 14
USD 92,608
EUR  79,443 HSBC Bank USA, N.A. 09/17/2025 1,652
USD 2,392
CAD  3,242 Morgan Stanley 09/17/2025 46
USD 7,983
GBP  5,866 Morgan Stanley 09/17/2025 232
2,741
Liabilities:
AUD 12,333 USD  8,099 HSBC Bank USA, N.A. 08/27/2025 (169)
EUR 2,750 USD  3,248 BNP PARIBAS 08/27/2025 (104)
EUR 4,173 USD  4,831 HSBC Bank USA, N.A. 08/27/2025 (61)
EUR 10,227 USD  11,766 HSBC Bank USA, N.A. 09/17/2025 (57)
GBP 3,559 USD  4,784 BNP PARIBAS 08/27/2025 (83)
HUF 1,126,050 USD  3,245 HSBC Bank USA, N.A. 08/27/2025 (37)
JPY 464,500 USD  3,244 HSBC Bank USA, N.A. 08/27/2025 (154)
JPY 1,374,000 USD  9,636 Morgan Stanley 08/27/2025 (497)
NOK 49,073 USD  4,857 HSBC Bank USA, N.A. 08/27/2025 (109)
USD 4,803 CHF  3,942 HSBC Bank USA, N.A. 08/27/2025 (67)
(1,338)
Net Unrealized Appreciation (Depreciation)
$1,403
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
3-Months SOFR Future 635 Dec-26 $ 153,376 $ (252) $ (252)
U.S. Treasury 10-Year Note Future 511 Sep-25 56,753 (215) (215)

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
U.S. Treasury 5-Year Note Future 521 Sep-25 $ 56,358 $ (69) $ (69)
a a
(536)
Short Contracts:
Euro-Bobl Future 168 Sep-25 (22,483) 153 153
Euro-Bund Future 163 Sep-25 (24,126) 163 163
Euro-Buxl 30-Year Bond Future 4 Sep-25 (536) 13 13
Euro-Schatz Future 83 Sep-25 (10,140) 15 15
Long Gilt Future 14 Sep-25 (1,704) (23) (23)
U.S. 10-Year Ultra Future 112 Sep-25 (12,665) (116) (116)
U.S. Long Bond Future 32 Sep-25 (3,654) (12) (12)
U.S. Treasury 2-Year Note Future 647 Sep-25 (133,919) 103 103
a a

Total Futures
$(240)
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 44 Index), Pay 5% Quarterly,
Receive upon credit default 06/20/2030 $25,500 $(1,990) $(1,827) $(163)